AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Long-Term Investments — 95.0%
Corporate Bonds — 44.9%
Argentina — 0.6%
YPF SA,
Sr. Unsec’d. Notes, 144A
8.500%	07/28/25	350	$244,081
Brazil — 3.9%
B3 SA - Brasil Bolsa Balcao,
Sr. Unsec’d. Notes, 144A
4.125%	09/20/31	360	281,655
Petrobras Global Finance BV,
Gtd. Notes
6.850%	06/05/2115	935	726,553
7.375%	01/17/27(a)	310	318,138
Suzano Austria GmbH,
Gtd. Notes, Series DM3N
3.125%	01/15/32	280	200,375
Vale Overseas Ltd.,
Gtd. Notes
6.875%	11/21/36	140	132,764
			1,659,485
Chile — 1.7%
Empresa de los Ferrocarriles del Estado,
Sr. Unsec’d. Notes, 144A
3.068%	08/18/50	200	111,350
Empresa de Transporte de Pasajeros Metro SA,
Sr. Unsec’d. Notes, 144A
3.693%	09/13/61	200	116,600
Enel Chile SA,
Sr. Unsec’d. Notes
4.875%	06/12/28	340	314,032
Sociedad Quimica y Minera de Chile SA,
Sr. Unsec’d. Notes, 144A
3.500%	09/10/51(a)	300	200,250
			742,232
China — 1.9%
China Aoyuan Group Ltd.,
Sr. Sec’d. Notes
7.950%	02/19/23	200	12,725
8.500%	01/23/22(d)	1,000	62,500
CMB International Leasing Management Ltd.,
Sr. Unsec’d. Notes, EMTN
2.750%	08/12/30	360	275,175
Huarong Finance 2019 Co. Ltd.,
Gtd. Notes, EMTN
3.750%	05/29/24	400	362,960
Prosus NV,
Sr. Unsec’d. Notes, 144A, MTN
4.027%	08/03/50	200	112,500
			825,860
Colombia — 2.2%
Banco Bilbao Vizcaya Argentaria Colombia SA,
Sub. Notes, 144A
4.875%	04/21/25	320	303,160
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Colombia (cont’d.)
Ecopetrol SA,
Sr. Unsec’d. Notes
5.875%	11/02/51	440	$256,300
Millicom International Cellular SA,
Sr. Unsec’d. Notes
5.125%	01/15/28	198	163,944
Oleoducto Central SA,
Sr. Unsec’d. Notes, 144A
4.000%	07/14/27	300	232,181
			955,585
Costa Rica — 0.6%
Instituto Costarricense de Electricidad,
Sr. Unsec’d. Notes, 144A
6.750%	10/07/31	290	265,495
Dominican Republic — 0.4%
Empresa Generadora de Electricidad Haina SA,
Sr. Unsec’d. Notes, 144A
5.625%	11/08/28	210	169,313
Guatemala — 0.7%
Central American Bottling Corp./CBC Bottling Holdco SL/Beliv Holdco SL,
Gtd. Notes, 144A
5.250%	04/27/29	340	292,400
Hong Kong — 0.3%
Melco Resorts Finance Ltd.,
Sr. Unsec’d. Notes, 144A
5.375%	12/04/29	200	120,500
India — 1.0%
Indian Railway Finance Corp. Ltd.,
Sr. Unsec’d. Notes, 144A, MTN
2.800%	02/10/31	200	152,742
REC Ltd.,
Sr. Unsec’d. Notes, 144A
4.750%	05/19/23	270	268,507
			421,249
Indonesia — 5.7%
Hutama Karya Persero PT,
Gov’t. Gtd. Notes, 144A, MTN
3.750%	05/11/30	200	176,100
Indonesia Asahan Aluminium Persero PT,
Sr. Unsec’d. Notes
6.757%	11/15/48	550	479,935
Pertamina Persero PT,
Sr. Unsec’d. Notes
1.400%	02/09/26	200	171,522
2.300%	02/09/31	1,000	755,110
Sr. Unsec’d. Notes, 144A
6.500%	05/27/41	200	184,725
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara,
Sr. Unsec’d. Notes, 144A, MTN
4.125%	05/15/27	400	368,760
Sr. Unsec’d. Notes, EMTN
4.000%	06/30/50	200	120,332
A0

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Indonesia (cont’d.)
5.450%	05/21/28	200	$190,666
			2,447,150
Ireland — 0.4%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust,
Gtd. Notes
3.300%	01/30/32	220	164,951
Israel — 0.9%
Bank Leumi Le-Israel BM,
Sr. Unsec’d. Notes, 144A
5.125%	07/27/27	200	194,980
Israel Electric Corp. Ltd.,
Sr. Sec’d. Notes, 144A, GMTN
4.250%	08/14/28	200	184,537
			379,517
Kazakhstan — 1.7%
KazMunayGas National Co. JSC,
Sr. Unsec’d. Notes
5.750%	04/19/47	530	349,005
KazTransGas JSC,
Gtd. Notes, 144A
4.375%	09/26/27	450	373,022
			722,027
Kuwait — 1.3%
Equate Petrochemical BV,
Gtd. Notes, EMTN
4.250%	11/03/26	420	395,797
NBK Tier 1 Ltd.,
Gtd. Notes, 144A
3.625%(ff)	08/24/26(oo)	200	170,288
			566,085
Malaysia — 0.6%
Petronas Capital Ltd.,
Gtd. Notes, EMTN
2.480%	01/28/32	300	243,660
Mexico — 5.9%
Banco Mercantil del Norte SA,
Jr. Sub. Notes, 144A
7.625%(ff)	01/10/28(oo)	300	266,700
Banco Nacional de Comercio Exterior SNC,
Sr. Unsec’d. Notes, 144A
4.375%	10/14/25	200	190,600
Banco Santander Mexico SA Institucion de Banca Multiple Grupo Financiero Santand,
Sr. Unsec’d. Notes, 144A
5.375%	04/17/25	180	175,394
Comision Federal de Electricidad,
Gtd. Notes
4.677%	02/09/51	350	203,613
Fresnillo PLC,
Sr. Unsec’d. Notes, 144A
4.250%	10/02/50	400	274,325
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Corporate Bonds (continued)
Mexico (cont’d.)
Orbia Advance Corp. SAB de CV,
Gtd. Notes, 144A
5.875%	09/17/44	200	$154,660
Petroleos Mexicanos,
Gtd. Notes
5.350%	02/12/28	400	302,960
6.375%	01/23/45	725	399,112
6.500%	06/02/41	270	154,521
6.625%	06/15/35	555	352,425
7.690%	01/23/50	100	60,870
			2,535,180
Morocco — 0.5%
OCP SA,
Sr. Unsec’d. Notes, 144A
5.125%	06/23/51	370	232,360
Oman — 0.4%
Lamar Funding Ltd.,
Gtd. Notes
3.958%	05/07/25	200	185,350
Panama — 2.3%
Banco General SA,
Jr. Sub. Notes, 144A
5.250%(ff)	05/07/31(oo)	290	247,642
Banco Nacional de Panama,
Sr. Unsec’d. Notes, 144A
2.500%	08/11/30	200	146,037
Empresa de Transmision Electrica SA,
Sr. Unsec’d. Notes, 144A
5.125%	05/02/49	363	270,957
ENA Master Trust,
Sr. Sec’d. Notes, 144A
4.000%	05/19/48	400	294,250
			958,886
Peru — 2.1%
Petroleos del Peru SA,
Sr. Unsec’d. Notes
5.625%	06/19/47	200	118,830
Sr. Unsec’d. Notes, 144A
4.750%	06/19/32	330	232,650
Southern Copper Corp.,
Sr. Unsec’d. Notes
7.500%	07/27/35	180	195,246
Volcan Cia Minera SAA,
Sr. Unsec’d. Notes, 144A
4.375%	02/11/26	440	360,333
			907,059
Philippines — 0.5%
Power Sector Assets & Liabilities Management Corp.,
Gov’t. Gtd. Notes
7.390%	12/02/24	192	201,096

A1

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Corporate Bonds (continued)
Qatar — 1.3%
Qatar Energy,
Sr. Unsec’d. Notes, 144A
3.125%	07/12/41		500	$362,906
QNB Finance Ltd.,
Gtd. Notes, EMTN
1.375%	01/26/26		200	176,225
				539,131
Singapore — 0.4%
Singapore Airlines Ltd.,
Sr. Unsec’d. Notes, EMTN
3.375%	01/19/29		200	175,144
South Africa — 1.5%
Eskom Holdings SOC Ltd.,
Gov’t. Gtd. Notes
4.314%	07/23/27		400	322,575
Gov’t. Gtd. Notes, MTN
6.350%	08/10/28		340	296,119
				618,694
Supranational Bank — 1.6%
European Bank for Reconstruction & Development,
Unsec’d. Notes, GMTN
5.600%	01/30/25	IDR	10,370,000	660,929
Thailand — 0.4%
GC Treasury Center Co. Ltd.,
Gtd. Notes, 144A, MTN
2.980%	03/18/31(a)		220	170,954
United Arab Emirates — 3.6%
Abu Dhabi Crude Oil Pipeline LLC,
Sr. Sec’d. Notes
3.650%	11/02/29		200	184,700
Sr. Sec’d. Notes, 144A
4.600%	11/02/47		310	274,214
DP World PLC,
Sr. Unsec’d. Notes, EMTN
4.700%	09/30/49		470	353,616
MDGH GMTN RSC Ltd.,
Gtd. Notes, GMTN
2.875%	05/21/30		600	514,988
3.950%	05/21/50		240	192,045
				1,519,563
United States — 0.5%
Sagicor Financial Co. Ltd.,
Gtd. Notes, 144A
5.300%	05/13/28		210	195,941

Total Corporate Bonds (cost $25,947,305)				19,119,877
Sovereign Bonds — 50.1%
Angola — 0.9%
Angolan Government International Bond,
Sr. Unsec’d. Notes
8.250%	05/09/28		460	362,250
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Argentina — 1.8%
Argentine Republic Government International Bond,
Sr. Unsec’d. Notes
1.000%	07/09/29	36	$6,953
3.875%(cc)	01/09/38	500	116,656
Ciudad Autonoma de Buenos Aires,
Sr. Unsec’d. Notes, 144A
7.500%	06/01/27	200	174,312
Provincia de Buenos Aires,
Sr. Unsec’d. Notes, 144A, MTN
5.250%(cc)	09/01/37	506	153,084
Provincia de Cordoba,
Sr. Unsec’d. Notes
6.990%(cc)	06/01/27	258	158,838
Sr. Unsec’d. Notes, 144A
6.990%(cc)	06/01/27	253	155,880
			765,723
Bahrain — 2.4%
Bahrain Government International Bond,
Sr. Unsec’d. Notes
5.625%	09/30/31	900	730,125
Sr. Unsec’d. Notes, 144A
6.000%	09/19/44	200	137,537
Sr. Unsec’d. Notes, 144A, MTN
6.250%	01/25/51	200	138,350
			1,006,012
Chile — 0.8%
Chile Government International Bond,
Sr. Unsec’d. Notes
3.100%	01/22/61	600	346,613
China — 1.6%
Avi Funding Co. Ltd.,
Sr. Unsec’d. Notes, EMTN
3.800%	09/16/25	710	684,617
Colombia — 0.8%
Colombia Government International Bond,
Sr. Unsec’d. Notes
5.000%	06/15/45	540	328,658
Costa Rica — 0.4%
Costa Rica Government International Bond,
Sr. Unsec’d. Notes
5.625%	04/30/43	240	169,920
Dominican Republic — 2.2%
Dominican Republic International Bond,
Sr. Unsec’d. Notes
5.300%	01/21/41	150	100,903
Sr. Unsec’d. Notes, 144A
4.875%	09/23/32	250	186,531
5.500%	02/22/29	400	342,575
5.875%	01/30/60	200	130,913
6.850%	01/27/45	200	154,537
			915,459

A2

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ecuador — 0.7%
Ecuador Government International Bond,
Sr. Unsec’d. Notes, 144A
2.500%(cc)	07/31/35		901	$296,373
Egypt — 1.8%
Egypt Government International Bond,
Sr. Unsec’d. Notes
6.588%	02/21/28		400	280,000
Sr. Unsec’d. Notes, 144A
7.625%	05/29/32		230	137,612
8.875%	05/29/50		400	221,000
Sr. Unsec’d. Notes, 144A, MTN
7.300%	09/30/33		200	114,500
				753,112
Ethiopia — 0.2%
Ethiopia International Bond,
Sr. Unsec’d. Notes
6.625%	12/11/24		200	99,600
Gabon — 0.3%
Gabon Government International Bond,
Sr. Unsec’d. Notes
6.625%	02/06/31		200	130,163
Ghana — 0.7%
Ghana Government International Bond,
Bank Gtd. Notes
10.750%	10/14/30		400	288,000
Guatemala — 0.4%
Guatemala Government Bond,
Sr. Unsec’d. Notes, 144A
4.650%	10/07/41		270	187,785
India — 0.4%
Export-Import Bank of India,
Sr. Unsec’d. Notes, EMTN
3.250%	01/15/30		200	166,054
Indonesia — 3.4%
Indonesia Government International Bond,
Sr. Unsec’d. Notes
1.850%	03/12/31(a)		600	463,566
4.450%	04/15/70		580	442,314
Sr. Unsec’d. Notes, EMTN
5.250%	01/17/42		400	361,450
Indonesia Treasury Bond,
Bonds, Series 068
8.375%	03/15/34	IDR	844,000	58,557
Bonds, Series 082
7.000%	09/15/30	IDR	2,215,000	142,406
				1,468,293
Ivory Coast — 0.7%
Ivory Coast Government International Bond,
Sr. Unsec’d. Notes, 144A
6.125%	06/15/33		400	303,075
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Jamaica — 1.0%
Jamaica Government International Bond,
Sr. Unsec’d. Notes
6.750%	04/28/28(a)		400	$414,575
Jordan — 1.3%
Jordan Government International Bond,
Sr. Unsec’d. Notes
5.850%	07/07/30		250	201,250
7.375%	10/10/47		200	145,500
Sr. Unsec’d. Notes, 144A
7.750%	01/15/28		200	189,225
				535,975
Kenya — 0.9%
Republic of Kenya Government International Bond,
Sr. Unsec’d. Notes, 144A
6.300%	01/23/34		400	245,000
8.000%	05/22/32		200	135,000
				380,000
Mexico — 4.0%
Mexican Bonos,
Sr. Unsec’d. Notes, Series M
7.750%	11/23/34	MXN	4,215	180,644
Mexico Government International Bond,
Sr. Unsec’d. Notes
2.659%	05/24/31		1,020	782,340
3.771%	05/24/61		200	118,225
4.400%	02/12/52		200	137,800
4.600%	01/23/46		680	500,990
				1,719,999
Nigeria — 1.1%
Nigeria Government International Bond,
Sr. Unsec’d. Notes, 144A
7.143%	02/23/30		410	264,962
Sr. Unsec’d. Notes, 144A, MTN
6.500%	11/28/27		300	214,875
				479,837
Oman — 3.6%
Oman Government International Bond,
Sr. Unsec’d. Notes
4.750%	06/15/26		500	463,750
6.750%	01/17/48		410	326,462
Sr. Unsec’d. Notes, 144A, MTN
6.000%	08/01/29(a)		800	740,000
				1,530,212
Panama — 0.8%
Panama Government International Bond,
Sr. Unsec’d. Notes
3.870%	07/23/60		200	118,400
4.500%	04/01/56		360	241,268
				359,668

A3

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Sovereign Bonds (continued)
Paraguay — 0.3%
Paraguay Government International Bond,
Sr. Unsec’d. Notes, 144A
5.400%	03/30/50	200	$146,913
Peru — 1.5%
Peruvian Government International Bond,
Sr. Unsec’d. Notes
2.783%	01/23/31	575	455,256
3.600%	01/15/72	300	180,900
			636,156
Philippines — 0.9%
Philippine Government International Bond,
Sr. Unsec’d. Notes
1.648%	06/10/31	200	152,522
3.700%	03/01/41	320	244,835
			397,357
Qatar — 4.1%
Qatar Government International Bond,
Sr. Unsec’d. Notes, 144A
3.400%	04/16/25	480	463,800
4.400%	04/16/50	490	428,750
4.817%	03/14/49	580	535,050
5.103%	04/23/48	330	319,275
			1,746,875
Romania — 0.8%
Romanian Government International Bond,
Sr. Unsec’d. Notes
3.000%	02/14/31	500	354,313
Senegal — 0.4%
Senegal Government International Bond,
Sr. Unsec’d. Notes, 144A
6.750%	03/13/48	250	154,109
South Africa — 0.9%
Republic of South Africa Government International Bond,
Sr. Unsec’d. Notes
5.000%	10/12/46	400	241,450
6.250%	03/08/41	200	148,037
			389,487
Turkey — 3.0%
Turkey Government International Bond,
Sr. Unsec’d. Notes
4.250%	04/14/26	270	221,737
4.875%	04/16/43	800	450,000
5.750%	05/11/47	350	210,000
Turkiye Ihracat Kredi Bankasi A/S,
Sr. Unsec’d. Notes, 144A
5.750%	07/06/26	500	410,719
			1,292,456
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ukraine — 0.5%
Ukraine Government International Bond,
Sr. Unsec’d. Notes
7.375%	09/25/34(d)		250	$45,625
9.750%	11/01/30(d)		340	74,290
Sr. Unsec’d. Notes, 144A
4.375%	01/27/32(d)	EUR	270	48,027
7.253%	03/15/35(d)		295	53,838
				221,780
United Arab Emirates — 3.5%
Abu Dhabi Government International Bond,
Sr. Unsec’d. Notes, 144A
3.125%	09/30/49		800	557,650
Sr. Unsec’d. Notes, 144A, MTN
3.125%	04/16/30		724	652,641
Finance Department Government of Sharjah,
Sr. Unsec’d. Notes, MTN
4.000%	07/28/50		470	274,010
				1,484,301
Uruguay — 1.4%
Uruguay Government International Bond,
Sr. Unsec’d. Notes
4.375%	01/23/31(a)		600	573,675
Uzbekistan — 0.6%
Republic of Uzbekistan International Bond,
Sr. Unsec’d. Notes, 144A
3.900%	10/19/31		390	272,220

Total Sovereign Bonds (cost $30,000,792)				21,361,615

Total Long-Term Investments (cost $55,948,097)				40,481,492

	Shares
Short-Term Investments — 4.8%
Affiliated Mutual Fund — 3.5%
PGIM Institutional Money Market Fund (cost $1,504,722)(b)(we)	1,505,775	1,504,721
Unaffiliated Fund — 1.3%
Dreyfus Government Cash Management, (Institutional Shares)	550,087	550,087
(cost $550,087)

Total Short-Term Investments (cost $2,054,809)		2,054,808

TOTAL INVESTMENTS—99.8% (cost $58,002,906)		42,536,300

Other assets in excess of liabilities(z) — 0.2%		83,024

Net Assets — 100.0%		$42,619,324

A4

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
EUR	Euro
IDR	Indonesian Rupiah
MXN	Mexican Peso
SGD	Singapore Dollar

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
EMTN	Euro Medium Term Note
GMTN	Global Medium Term Note
MTN	Medium Term Note

#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $1,487,504; cash collateral of $1,497,970 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(oo)	Perpetual security. Maturity date represents next call date.
(we)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as manager of the PGIM Institutional Money Market Fund.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Short Position:
23	10 Year U.S. Treasury Notes	Dec. 2022	$2,577,438	$134,553
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Indonesian Rupiah,
Expiring 10/14/22	JPMorgan Chase Bank, N.A.	IDR	3,800,000	$252,592	$248,153	$—	$(4,439)
Expiring 10/18/22	Citibank, N.A.	IDR	8,663,300	574,718	565,563	—	(9,155)
Mexican Peso,
Expiring 10/14/22	Citibank, N.A.	MXN	3,751	182,144	185,772	3,628	—
Expiring 10/14/22	JPMorgan Chase Bank, N.A.	MXN	5,810	287,685	287,746	61	—
Expiring 10/14/22	JPMorgan Chase Bank, N.A.	MXN	292	13,875	14,462	587	—
Singapore Dollar,
Expiring 10/14/22	JPMorgan Chase Bank, N.A.	SGD	890	633,191	619,757	—	(13,434)
				$1,944,205	$1,921,453	4,276	(27,028)

Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Euro,
Expiring 12/15/22	JPMorgan Chase Bank, N.A.	EUR	155	$156,103	$153,172	$2,931	$—
A5

AST WESTERN ASSET EMERGING MARKETS DEBT PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indonesian Rupiah,
Expiring 10/14/22	JPMorgan Chase Bank, N.A.	IDR	17,413,080	$1,152,650	$1,137,136	$15,514	$—
Expiring 10/18/22	Citibank, N.A.	IDR	8,663,300	573,387	565,563	7,824	—
Mexican Peso,
Expiring 10/14/22	JPMorgan Chase Bank, N.A.	MXN	15,032	717,248	744,455	—	(27,207)
Singapore Dollar,
Expiring 10/14/22	JPMorgan Chase Bank, N.A.	SGD	114	81,159	79,383	1,776	—
				$2,680,547	$2,679,709	28,045	(27,207)
						$32,321	$(54,235)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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